RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 19:	RELATED PARTIES

Compensation and benefits to key management personnel

Executive officers also participate in the Company’s share option programs. For further information see Note 17 regarding share-based compensation.

Compensation and benefits to key management personnel (including directors) that are employed by the Company and its subsidiaries:

	Year ended December 31
	2021	2020
	USD thousands

Share-based compensation	31,283	7,061
Other compensation and benefits	6,752	3,932

	38,035	10,993